Statutory Prospectus Supplement dated March 18, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R, Y and Investor Class shares of the Fund listed below:
Invesco Structured Core Fund
Effective March 21, 2011, the following information replaces the table in its entirety appearing under the heading “FUND SUMMARY — Management of the Fund” in the statutory prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Ralph Coutant	Portfolio Manager	2009
Glen Murphy	Portfolio Manager	2010
Anthony Shufflebotham	Portfolio Manager	2009
Daniel Tsai	Portfolio Manager	2011
Anne Unflat	Portfolio Manager	2010”
Effective March 21, 2011, the following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers” in the statutory prospectus:
“The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
•	Ralph Coutant, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 1999.

•	Glen Murphy, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1995.

•	Anthony Shufflebotham, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 1998.

•	Daniel Tsai, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2000.

•	Anne Unflat, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1988.
     More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of the prospectus.
     The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

Statutory Prospectus Supplement dated March 18, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:

Invesco Core Plus Bond Fund
Invesco Floating Rate Fund
Invesco Multi-Sector Fund
Invesco Select Real Estate Income Fund
Invesco Structure Core Fund
Effective March 21, 2011, the following information replaces the table in its entirety appearing under the heading “FUND SUMMARIES — Invesco Structured Core Fund — Management of the Fund” in the statutory prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Ralph Coutant	Portfolio Manager	2009
Glen Murphy	Portfolio Manager	2010
Anthony Shufflebotham	Portfolio Manager	2009
Daniel Tsai	Portfolio Manager	2011
Anne Unflat	Portfolio Manager	2010”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers — Invesco Structured Core Fund” in the statutory prospectus:
•	“Ralph Coutant, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 1999.

•	Glen Murphy, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1995.

•	Anthony Shufflebotham, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 1998.

•	Daniel Tsai, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2000.

•	Anne Unflat, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1988.”

Statutory Prospectus Supplement dated March 18, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, and Y shares of the Fund listed below:
Invesco Van Kampen Equity Premium Income Fund
Effective March 21, 2011, the following information replaces the table in its entirety appearing under the heading “FUND SUMMARY — Management of the Fund” in the statutory prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Ralph Coutant	Portfolio Manager	2010
Glen Murphy	Portfolio Manager	2010
Anthony Shufflebotham	Portfolio Manager	2010
Daniel Tsai	Portfolio Manager	2011
Anne Unflat	Portfolio Manager	2010”
Effective March 21, 2011, the following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers” in the statutory prospectus:
“The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
•	Ralph Coutant, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1999.

•	Glen Murphy, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1995.

•	Anthony Shufflebotham, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1998.

•	Daniel Tsai, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2000.

•	Anne Unflat, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1988.
     More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of the prospectus.
     The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

Statement of Additional Information Supplement dated March 18, 2011
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Y, Investor and Institutional Class shares, as applicable, of the Funds listed below:

Invesco Core Plus Bond Fund
Invesco Multi-Sector Fund
Invesco Select Real Income Fund
Invesco Structured Core Fund
Effective March 21, 2011, the following information replaces in its entirety the information appearing under the heading ” PORTFOLIO MANAGERS — Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco Structured Core Fund” in Appendix H of the Statement of Additional Information. The following table reflects information as of August 31, 2010 (except as noted):

		Other Registered Mutual		Other Pooled Investment			Other Accounts
	Dollar	Funds Managed (assets in		Vehicles Managed (assets			Managed
	Range of	millions)		in millions)			(assets in millions)
	Investments	Number		Number			Number
“Portfolio	in Each	of		of			of
Manager	Fund[1]	Accounts	Assets	Accounts	Assets		Accounts		Assets
Invesco Structured Core Fund
Ralph Coutant	None	11	$2,062.8	4	$202.2		28	[3]	$1,703.6	[3]
Glen Murphy	None	11	$2,062.8	4	$202.2		28	[3]	$1,703.6	[3]
Anthony Shufflebotham	None	11	$2,062.8	4	$202.2		28	[3]	$1,703.6	[3]
Daniel Tsai[2]	None	4	$1,831,1	8	$582.0		45	[5]	$5,848.3	[5]
Anne Unflat	None	6	$1,784.3	11 [4]	$1,703.7	[4]	79	[6]	$5,403.4	[6]

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	Mr. Tsai began serving as portfolio manager of Invesco Structured Core Fund on March 21, 2011. Information for Mr. Tsai has been provided as of December 31, 2010.

3	This amount includes 4 funds that pay performance-based fees with $147.4M in total assets under management.

4	This amount includes 1 fund that pays performance-based fees with $14.1M in total assets under management.

5	This amount includes 5 funds that pay performance-based fees with $706.2M in total assets under management.

6	This amount includes 4 funds that pay performance-based fees with $1,735.5M in total assets under management.”

Statement of Additional Information Supplement dated March 18, 2011
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Y and Institutional Class shares, as applicable, of the Funds listed below:

Invesco Balanced Fund
Invesco California Tax-Free Income Fund
Invesco Dividend Growth Securities Fund
Invesco Equally-Weighted S&P 500 Fund
Invesco Fundamental Value Fund
Invesco Large Cap Relative Value Fund
Invesco New York Tax-Free Income Fund
Invesco S&P 500 Index Fund
Invesco Van Kampen American Franchise Fund
Invesco Van Kampen Core Equity Fund
Invesco Van Kampen Equity and Income Fund
Invesco Van Kampen Equity Premium Income Fund
Invesco Van Kampen Growth and Income Fund
Invesco Van Kampen Pennsylvania Tax Free Income Fund

Invesco Van Kampen Small Cap Growth Fund
Effective March 21, 2011, the following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS — Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco Van Kampen Equity Premium Income Fund” in Appendix H of the Statement of Additional Information. The following table reflects information as of August 31, 2010 (except as noted):

		Other Registered Mutual		Other Pooled Investment			Other Accounts
	Dollar	Funds Managed (assets in		Vehicles Managed (assets			Managed
	Range of	millions)		in millions)			(assets in millions)
	Investments	Number		Number			Number
“Portfolio	in Each	of		of			of
Manager	Fund[1]	Accounts	Assets	Accounts	Assets		Accounts		Assets
Invesco Van Kampen Equity Premium Income Fund
Ralph Coutant	None	11	$2,062.8	4	$202.2		28	[3]	$1,703.6	[3]
Glen Murphy	None	11	$2,062.8	4	$202.2		28	[3]	$1,703.6	[3]
Anthony Shufflebotham	None	11	$2,062.8	4	$202.2		28	[3]	$1,703.6	[3]
Daniel Tsai[2]	None	4	$1,831,1	8	$582.0		45	[5]	$5,848.3	[5]
Anne Unflat	None	6	$1,709.3	11 [4]	$1,703.7	[4]	79	[6]	$5,403.4	[6]

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	Mr. Tsai began serving as portfolio manager of Invesco Van Kampen Equity Premium Income Fund on March 21, 2011. Information for Mr. Tsai has been provided as of December 31, 2010.

3	This amount includes 4 funds that pay performance-based fees with $147.4M in total assets under management.

4	This amount includes 1 fund that pays performance-based fees with $14.1M in total assets under management.

5	This amount includes 5 funds that pay performance-based fees with $706.2M in total assets under management.

6	This amount includes 4 funds that pay performance-based fees with $1,735.5M in total assets under management.”